Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.2%
1,819	iShares 20+ Year Treasury Bond ETF	$ 296,970	1.9
8,771	iShares Core S&P Small-Cap ETF	615,987	4.1
3,813	iShares Core U.S. Aggregate Bond ETF	450,163	3.0
1,678	iShares iBoxx Investment Grade Corporate Bond ETF	226,043	1.5
8,539	Schwab U.S. TIPS ETF	526,259	3.5
495	Vanguard S&P 500 ETF	152,287	1.0
3,284	Vanguard Value ETF	343,211	2.2

	Total Exchange-Traded Funds
	(Cost $2,503,851)	2,610,920	17 .2

MUTUAL FUNDS: 82.8%
	Affiliated Investment Companies: 82.8%
77,661	Voya Global Bond Fund - Class R6	757,195	5.0
255,464	Voya High Yield Bond Fund - Class R6	1,974,735	13.0
214,181	Voya Intermediate Bond Fund - Class R6	2,296,020	15.2
8,905	Voya Large-Cap Growth Fund - Class R6	498,322	3.3
9,980	Voya MidCap Opportunities Portfolio - Class I	153,498	1.0
17,798	Voya Multi-Manager Emerging Markets Equity Fund - Class I	229,589	1.5
3,320	Voya Multi-Manager International Equity Fund - Class I	38,241	0.3
12,232	Voya Multi-Manager International Factors Fund - Class I	113,878	0.8
18,609	Voya Multi-Manager Mid Cap Value Fund - Class I	153,334	1.0
257,382	Voya Short Term Bond Fund - Class R6	2,558,376	16.9
15,365	Voya Strategic Income Opportunities Fund - Class R6	150,882	1.0
39,302	Voya U.S. High Dividend Low Volatility Fund - Class R6	457,870	3.0
29,036	Voya U.S. Stock Index Portfolio - Class I	498,260	3.3
124,982	VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,431,049	9.5
42,419	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,217,431	8.0

	Total Mutual Funds
	(Cost $11,982,047)	12,528,680	82.8
	Total Investments in Securities (Cost $14,485,898)	$ 15,139,600	100.0
	Liabilities in Excess of Other Assets	(3,799)	–
	Net Assets	$ 15,135,801	100.0

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,610,920	$–	$–	$2,610,920
Mutual Funds	12,528,680	–	–	12,528,680
Total Investments, at fair value	$15,139,600	$–	$–	$15,139,600

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$887,819	$150,185	$(1,055,746)	$17,742	$-	$13,560	$(127,271)	$-
Voya Global Bond Fund - Class R6	878,684	208,603	(338,072)	7,980	757,195	29,361	2,843	-
Voya High Yield Bond Fund - Class R6	1,068,112	1,582,748	(754,865)	78,740	1,974,735	69,645	(26,114)	-
Voya Intermediate Bond Fund - Class R6	1,702,438	2,094,461	(1,505,091)	4,212	2,296,020	56,491	79,009	-
Voya Large Cap Value Fund - Class R6	491,805	118,626	(598,057)	(12,374)	-	2,823	(77,656)	-
Voya Large-Cap Growth Fund - Class R6	583,158	138,931	(260,550)	36,783	498,322	-	46,830	-
Voya MidCap Opportunities Portfolio - Class I	176,358	65,345	(100,344)	12,139	153,498	236	5,709	8,743
Voya Multi-Manager Emerging Markets Equity Fund - Class I	366,069	270,104	(395,252)	(11,332)	229,589	-	(37,977)	-
Voya Multi-Manager International Equity Fund - Class I	-	83,047	(55,633)	10,827	38,241	-	14,099	-
Voya Multi-Manager International Factors Fund - Class I	329,836	179,012	(418,978)	24,008	113,878	-	(50,466)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	177,335	95,471	(109,571)	(9,901)	153,334	-	(14,308)	-
Voya Short Term Bond Fund - Class R6	3,401,447	934,169	(1,782,999)	5,759	2,558,376	52,223	(4,795)	-
Voya Strategic Income Opportunities Fund - Class R6	1,316,230	236,193	(1,399,938)	(1,603)	150,882	23,118	(72,845)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	533,457	264,616	(317,739)	(22,464)	457,870	5,597	(13,765)	-
Voya U.S. Stock Index Portfolio - Class I	165,813	1,373,619	(1,061,904)	20,732	498,260	1,355	(134,608)	19,887
VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,477,599	532,612	(634,543)	55,381	1,431,049	28,825	73,460	11,425
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,775,291	429,864	(900,344)	(87,380)	1,217,431	3,469	46,270	100,694
	$15,331,451	$8,757,606	$(11,689,626)	$129,249	$12,528,680	$286,703	$(291,585)	$140,749

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $14,774,063.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$667,167
Gross Unrealized Depreciation	(301,630)

Net Unrealized Appreciation	$365,537